S000039569 [Member] Investment Objectives and Goals - AMG TimesSquare International Small Cap Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG TimesSquare International Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AMG TimesSquare International Small Cap Fund's (the “Fund”) investment objective is to seek long-term capital appreciation.